August 8, 2008

VIA EDGAR

Rule 497(j)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Hartford Life Insurance Company
File Nos. 333-136543 and 811-08584
Hartford Life and Annuity Insurance Company
File Nos. 333-136545 and 811-08580
Registration Statements on Form N-4

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses’ Supplement does not differ from that contained in the Registrant’s most recent registration statement amendments filed electronically pursuant to Rule 485(b).

Please direct any questions regarding this filing to the undersigned at 860/843-8425.

Very truly yours,

/s/ Deborah R. Hesse
Deborah R. Hesse
Senior Paralegal